NET INCOME PER SHARE	12 Months Ended
Oct. 31, 2018
Earnings Per Share [Abstract]
NET INCOME PER SHARE
NET INCOME PER SHARE
The following is a reconciliation of the numerator and denominator of the basic and diluted net income per share computations.

	Year Ended October 31,
	2018	2017	2016
	(in millions)
Numerator:
Net income	$165	$102	$335
Denominator:
Basic weighted-average shares	187	180	170
Potential common shares— stock options and other employee stock plans	4	2	2
Diluted weighted-average shares	191	182	172

The dilutive effect of share-based awards is reflected in diluted net income per share by application of the treasury stock method, which includes consideration of unamortized share-based compensation expense and the dilutive effect of in-the-money options and non-vested restricted stock units. Under the treasury stock method, the amount the employee must pay for exercising stock options and unamortized share-based compensation expense are collectively assumed to be used to repurchase hypothetical shares. The increase in diluted weighted average shares for the years ended October 31, 2018 and October 31, 2017 includes 5 million and 8 million shares, respectively, attributed to the weighted impact of 13 million shares of common stock issued in March 2017.
We exclude stock options with exercise prices greater than the average market price of our common stock from the calculation of diluted earnings per share because their effect would be anti-dilutive. For the year ended 2018, 2017 and 2016, we excluded zero shares, zero shares and 1.7 million shares, respectively, from the calculation of diluted earnings per share. In addition, we also exclude from the calculation of diluted earnings per share, stock options, ESPP, LTP Program and restricted stock awards, whose combined exercise price, unamortized fair value and excess tax benefits collectively were greater than the average market price of our common stock because their effect would also be anti-dilutive. For the years ended October 31, 2018, 2017 and 2016, we excluded 2,803 shares, 7,760 shares and 26,200 shares, respectively, from the calculation of diluted earnings per share.